Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail) - Trinomial Tree Model [member] - Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Four [Member]
12 Months Ended
Dec. 31, 2025 Years ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares	¥ 14.19
Exercise price | ¥ / shares	¥ 14.35
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	35.02%
Lock-up periods | Years	1
Risk free interest rate	2.11%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	37.02%
Lock-up periods | Years	2
Risk free interest rate	2.27%